Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Viking Mutual Funds
Prospectus Date	rr_ProspectusDate	Apr. 30, 2016
Supplement [Text Block]	vmf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 1, 2016

TO THE PROSPECTUS, SUMMARY PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION OF THE FUNDS

VIKING MUTUAL FUNDS

Viking Tax-Free Fund for Montana (Class A) (Ticker: VMTTX)

Viking Tax-Free Fund for North Dakota (Class A) (Ticker: VNDFX)

(collectively, the “Funds”)

Prospectus dated April 30, 2016 (the “Prospectus”)

Summary Prospectuses dated May 4, 2016 (each a “Summary Prospectus”)

Statement of Additional Information dated April 30, 2016 (the “SAI”)

A.            Changes to Fund Summaries and Summary Prospectuses

For each Fund, (i) the Fund Summary included in the Prospectus and (ii) the applicable Summary Prospectus are revised as follows:

                (1)           Viking Tax-Free Fund for Montana

                (a)  The first paragraph (including the two bullet points that are included therein) set forth under the heading “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

“To pursue its objective, the Fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from (a) federal income taxes, including the federal alternative minimum tax, and (b) Montana personal income taxes.”

(b)  The reference to “Standard and Poor’s Ratings Services” in the sixth paragraph under the heading “Principal Investment Strategies” is deleted and replaced with a reference to “S&P Global Ratings.”

                (2)           Viking Tax-Free Fund for North Dakota

                (a)  The first paragraph (including the two bullet points that are included therein) set forth under the heading “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

“To pursue its objective, the Fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from (a) federal income taxes, including the federal alternative minimum tax, and (b) North Dakota personal income taxes.”

(b)  The reference to “Standard and Poor’s Ratings Services” in the sixth paragraph under the heading “Principal Investment Strategies” is deleted and replaced with a reference to “S&P Global Ratings.”

Viking Tax-Free Fund for Montana
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vmf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 1, 2016

TO THE PROSPECTUS, SUMMARY PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION OF THE FUNDS

VIKING MUTUAL FUNDS

Viking Tax-Free Fund for Montana (Class A) (Ticker: VMTTX)

(collectively, the “Funds”)

Prospectus dated April 30, 2016 (the “Prospectus”)

Summary Prospectuses dated May 4, 2016 (each a “Summary Prospectus”)

Statement of Additional Information dated April 30, 2016 (the “SAI”)

A.            Changes to Fund Summaries and Summary Prospectuses

For each Fund, (i) the Fund Summary included in the Prospectus and (ii) the applicable Summary Prospectus are revised as follows:

                (1)           Viking Tax-Free Fund for Montana

                (a)  The first paragraph (including the two bullet points that are included therein) set forth under the heading “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

“To pursue its objective, the Fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from (a) federal income taxes, including the federal alternative minimum tax, and (b) Montana personal income taxes.”

(b)  The reference to “Standard and Poor’s Ratings Services” in the sixth paragraph under the heading “Principal Investment Strategies” is deleted and replaced with a reference to “S&P Global Ratings.”

Viking Tax-Free Fund for North Dakota
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vmf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 1, 2016

TO THE PROSPECTUS, SUMMARY PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION OF THE FUNDS

VIKING MUTUAL FUNDS

Viking Tax-Free Fund for North Dakota (Class A) (Ticker: VNDFX)

(collectively, the “Funds”)

Prospectus dated April 30, 2016 (the “Prospectus”)

Summary Prospectuses dated May 4, 2016 (each a “Summary Prospectus”)

Statement of Additional Information dated April 30, 2016 (the “SAI”)

A.            Changes to Fund Summaries and Summary Prospectuses

For each Fund, (i) the Fund Summary included in the Prospectus and (ii) the applicable Summary Prospectus are revised as follows:

                (2)           Viking Tax-Free Fund for North Dakota

                (a)  The first paragraph (including the two bullet points that are included therein) set forth under the heading “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

“To pursue its objective, the Fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from (a) federal income taxes, including the federal alternative minimum tax, and (b) North Dakota personal income taxes.”

(b)  The reference to “Standard and Poor’s Ratings Services” in the sixth paragraph under the heading “Principal Investment Strategies” is deleted and replaced with a reference to “S&P Global Ratings.”